Fair Value Measurement (Carrying value and estimated fair value) (Details) - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value
Assets
Cash and cash equivalents	$ 362.0	$ 560.0
Restricted cash	16.4	0.0
Carrying Value
Assets
Cash and cash equivalents	362.0	560.0
Restricted cash	16.4	0.0
Term Loans | Fair Value
Liabilities
Debt	380.3	1,300.5
Term Loans | Carrying Value
Liabilities
Debt	2,727.1	2,595.9
Secured Debt | Fair Value
Liabilities
Debt	0.0	269.7
Secured Debt | Carrying Value
Liabilities
Debt	$ 0.0	$ 282.3